CIK 1365135

NYSE Group

06042990

RECD S.E.C.
SEP 0 8 2006
1086

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1-32903

September 8, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THE WESTERN UNION COMPANY, Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 10 received on September 1, 2006. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
SEP 14 2006
THOMSON
FINANCIAL